INVESTMENT COMPANY ADMINISTRATION CORPORATION
                       2020 EAST FINANCIAL WAY, SUITE 100
                               GLENDORA, CA 91741
                                 (626) 852-1033



May 6, 1998

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:      Kayne Anderson Mutual Funds
         File No. 333-8045, 811-7705
         CIK No. 0001018593


Ladies and Gentlemen:

We are filing electronically, on behalf of Kayne Anderson Mutual Funds (the "Funds"), this certification pursuant to Rule 497(e). On April 30, 1998 the above referenced registrant filed a Post Effective Amendment Number 3 on Form N1-A, the final Prospectus and Statement of Additional Information do not differ from that contained in the N1-A filing. The N1-A filing received accession number 0000950147-98-000317.

Please give me a call if you have any questions at (626) 852-1033.

Very Truly Yours,

/s/ Rita Dam
Rita Dam
Assistant Treasurer
Kayne Anderson Mutual Funds